Loans from a Related Party, a Cost Method Investee (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Schedule Of Cost Method Investments Line Item [Line Items]
Total loans from a cost investment investee	$ 14,539,956	$ 15,367,146
Xinjiang Microcredit Refinancing Co. Ltd. One [Member]
Schedule Of Cost Method Investments Line Item [Line Items]
Loans from a cost investment investee interest rate	Fixed annual rate of 12.0
Loans from a cost investment investee term	From August 23, 2016 to August 22, 2017.
Total loans from a cost investment investee	$ 3,634,989	3,841,787
Xinjiang Microcredit Refinancing Co. Ltd. Two [Member]
Schedule Of Cost Method Investments Line Item [Line Items]
Loans from a cost investment investee interest rate	Fixed annual rate of 12.0
Loans from a cost investment investee term	From August 30, 2016 to November 29, 2017.
Total loans from a cost investment investee	$ 2,180,993	2,305,072
Xinjiang Microcredit Refinancing Co. Ltd. Three [Member]
Schedule Of Cost Method Investments Line Item [Line Items]
Loans from a cost investment investee interest rate	Fixed annual rate of 12.0
Loans from a cost investment investee term	From September 1, 2016 to November 30, 2017.
Total loans from a cost investment investee	$ 1,453,996	1,536,715
Xinjiang Microcredit Refinancing Co. Ltd. Four [Member]
Schedule Of Cost Method Investments Line Item [Line Items]
Loans from a cost investment investee interest rate	Fixed annual rate of 12.0
Loans from a cost investment investee term	From September 19, 2016 to March 18, 2018.
Total loans from a cost investment investee	$ 7,269,978	$ 7,683,572